Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	CAD 58,323	CAD 53,337
Net income (loss) attributed to shareholders	2,104	2,929
MFC [Member]
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	182	518
Net income (loss) attributed to shareholders	2,104	2,929
MLI consolidated [Member]
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	58,445	53,219
Net income (loss) attributed to shareholders	2,467	2,916
Other subsidiaries of MFC on a combined basis [Member]
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	270	377
Net income (loss) attributed to shareholders	(257)	(359)
Consolidating adjustments [Member]
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	(574)	(777)
Net income (loss) attributed to shareholders	(2,210)	(2,557)
Manulife Finance (Delaware), L.P.[Member]
Condensed Consolidated Statements of Income Information [Line Items]
Total revenue	29	44
Net income (loss) attributed to shareholders	CAD 6	CAD (1)